Investments in affiliates (Details Textual) - USD ($)		12 Months Ended
	Aug. 10, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2012	Feb. 28, 2013
Investments in and Advances to Affiliates [Line Items]
Equity method percentage of ownership interest		37.50%
Equity in losses of affiliates	$ 150,000	$ (324,900)	$ 0	$ (868,121)
ClearCut Corporation [Member]
Investments in and Advances to Affiliates [Line Items]
Cost Method Investment, Ownerships Percentage	5.00%
Payments to Acquire Cost Method Investments	$ 150,000
China Branding Company Limited [Member]
Investments in and Advances to Affiliates [Line Items]
Equity method percentage of ownership interest						9.30%
Equity in losses of affiliates				$ 718,121	$ 226,780
Payments to Acquire Equity Method Investments						$ 1,300,000
China Branding Company Limited [Member] | Maximum [Member]
Investments in and Advances to Affiliates [Line Items]
Cost method percentage of ownership interest							9.30%
China Branding Company Limited [Member] | Minimum [Member]
Investments in and Advances to Affiliates [Line Items]
Cost method percentage of ownership interest							8.70%
China Branding Company Limited [Member] | Board of Directors Chairman [Member]
Investments in and Advances to Affiliates [Line Items]
Equity method percentage of ownership interest						7.60%
Percentage of ownership interest sold							0.60%